Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2017		8,439,258
Beginning Balance at Dec. 31, 2017		$ 8,439	$ 29,145	$ 59,230	$ (6,492)	$ 90,322
Other comprehensive income					(1,698)	(1,698)
Dividends on common shares				(1,688)		(1,688)
Issuance of restricted stock (in shares)		5,650
Issuance of restricted stock		$ 6	(6)
Stock-based compensation expense			14			14
Repurchase of warrants			(3,175)			(3,175)
Net income				11,917		11,917
Balance (in shares) at Dec. 31, 2018		8,444,908
Ending Balance at Dec. 31, 2018		$ 8,445	25,978	69,459	(8,190)	95,692
Other comprehensive income					8,552	8,552
Dividends on common shares				(2,692)		(2,692)
Stock-based compensation expense			34			34
Net income				10,211		10,211
Issuance of common stock (in shares)		1,053,875
Issuance of common stock		$ 1,054	17,655			18,709
Balance (in shares) at Sep. 30, 2019		9,498,783
Ending Balance at Sep. 30, 2019		$ 9,499	43,667	76,978	362	130,506
Balance (in shares) at Dec. 31, 2018		8,444,908
Beginning Balance at Dec. 31, 2018		$ 8,445	$ 25,978	$ 69,459	$ (8,190)	95,692
Other comprehensive income						8,552
Net income						10,211
Ending Balance at Dec. 31, 2019						$ 130,506